Financial instruments - Effective Portion of Changes in Fair Value of Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Increase (decrease) in the fair value of derivative financial instruments	$ 18,038	$ (22,616)
Reclassified to net loss	(7,264)	13,028
(Loss) income included in OCI	10,774	(9,588)
Income tax relating to cash flow hedges included in other comprehensive income	$ 2,800	$ 0